COMMITMENTS AND CONTINGENT LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Future minimum lease commitments
2022	$ 502
2023	432
2024	103
Total operating lease payments	1,037
Less: imputed interest	(112)
Present value of lease Liabilities	$ 925	$ 0